REVENUE (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF NET SALES DISAGGREGATED BY SIGNIFICANT PRODUCTS AND SERVICES

Net sales disaggregated by significant products and services for years ended is as follows:

	Year ended March 31, 2025	Year ended March 31, 2024
Vehicle Manufacturing
Vehicle Sales (1)	58,169	28,986
Others	10,161	13,552

Total	68,330	42,538

(1)	Revenue from Sales of Vehicle represents sale of Electric Bikes to Authorized dealers in and around India.